Share based awards - Schedule of Stock Option Activity (Details) - Employee Stock Option	6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares
Options Outstanding Number of Shares
Beginning balance (in shares) | shares	639,184
Granted (in shares) | shares	0
Exercised (in shares) | shares	(22,693)
Expired (in shares) | shares	(31,560)
Ending balance (in shares) | shares	584,931	639,184
Exercisable at end of period (in shares) | shares	508,795
Weighted Average Exercise Price
Beginning balance (in USD per share) | $ / shares	$ 179.12
Granted (in USD per share) | $ / shares	0
Exercised (in USD per share) | $ / shares	117.69
Expired (in USD per share) | $ / shares	116.06
Ending balance (in USD per share) | $ / shares	184.91	$ 179.12
Exercisable at end of period (in USD per share) | $ / shares	$ 179.86
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	3 years 7 months 2 days	3 years 10 months 24 days
Weighted average contractual term of options exercisable	3 years 2 months 23 days